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PROSPECTUS SUPPLEMENT DATED OCTOBER 20, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, B, C AND Y SHARES OF THE FUND LISTED BELOW:

AIM INTERNATIONAL SMALL COMPANY FUND

Effective November 3, 2008, AIM International Small Company Fund will re-open to new investors.

Accordingly, effective November 3, 2008, (i) the last sentence on the front cover of the prospectus is deleted in its entirety and (ii) the section entitled "OTHER INFORMATION -- LIMITED FUND OFFERING" on page 8 of the prospectus is hereby deleted in its entirety and replaced with the following:

"FUTURE FUND CLOSURE

Due to the sometimes limited availability of investment opportunities meeting the investment criteria for the fund, the fund may periodically suspend or limit the offering of its shares. During closed periods, the fund may impose different standards for additional investments."

Effective November 3, 2008, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 7 of the prospectus:

"The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Jason Holzer (lead manager with respect to the fund's investments in Europe and Canada), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with Invesco Aim and/or its affiliates since 1996.

     - Shuxin Cao (lead manager with respect to the fund's investments in Asia Pacific and Latin America), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with Invesco Aim and/or its affiliates since 1997.

     - Borge Endresen, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with Invesco Aim and/or its affiliates since 1999.

         The lead managers generally have final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead managers may perform these functions, and the nature of these functions, may change from time to time.

         More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

         The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

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PROSPECTUS SUPPLEMENT DATED OCTOBER 20, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR INSTITUTIONAL CLASS SHARES OF THE FUNDS LISTED BELOW:

AIM BASIC BALANCED FUND
AIM GLOBAL CORE EQUITY FUND (formerly known as AIM Global Value Fund) AIM INTERNATIONAL SMALL COMPANY FUND
AIM MID CAP BASIC VALUE FUND
AIM SMALL CAP EQUITY FUND

Effective November 3, 2008, AIM International Small Company Fund will re-open to new investors.

Accordingly, effective November 3, 2008, (i) the last sentence on the front cover of the prospectus is deleted in its entirety and (ii) the section entitled "OTHER INFORMATION -- LIMITED FUND OFFERING (INTERNATIONAL SMALL COMPANY)" on page 16 of the prospectus is hereby deleted in its entirety and replaced with the following:

"FUTURE FUND CLOSURE

Due to the sometimes limited availability of investment opportunities meeting the investment criteria for the fund, the fund may periodically suspend or limit the offering of its shares. During closed periods, the fund may impose different standards for additional investments."

Effective November 3, 2008, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS -- INTERNATIONAL SMALL COMPANY" on page 15 of the prospectus:

     - "Jason Holzer (lead manager with respect to the fund's investments in Europe and Canada), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with Invesco Aim and/or its affiliates since 1996.

     - Shuxin Cao (lead manager with respect to the fund's investments in Asia Pacific and Latin America), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with Invesco Aim and/or its affiliates since 1997.

     - Borge Endresen, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with Invesco Aim and/or its affiliates since 1999."

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STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED OCTOBER 20, 2008

The purpose of this mailing is to provide you with changes to the current Statement of Additional Information for the funds listed below:

AIM Basic Balanced Fund
AIM European Small Company Fund
AIM Global Core Equity Fund
AIM International Small Company Fund
AIM Mid Cap Basic Value Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund

Effective November 3, 2008, Richard Nield is no longer a portfolio manager for AIM International Small Company Fund and all references to Mr. Nield in Appendix H are deleted.